Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

Year(1)					Value of Initial Fixed $100 Investment Based On:
	SCT Total Compensation for CEO	Compensation Actually Paid(2) to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid(2) to Other NEOs	Cumulative TSR(3)	Cumulative Peer Group TSR (S&P 500 Industrials)(3)	Net Income	Return on Equity (4)
2022	$20,607,600	$25,529,692	$6,610,827	$9,756,542	$174.60	$127.15	$6,705m	45.3%
2021	$24,298,032	$25,003,543	$7,610,248	$9,775,102	$147.22	$134.52	$6,489m	37.2%
2020	$13,676,551	$22,734,659	$4,749,102	$8,894,074	$126.97	$111.06	$2,998m	24.0%
(1)

For each covered year, D. James Umpleby III served as our Chief Executive Officer. For 2022 and 2021, our other Named Executive Officers were Andrew Bonfield, Denise Johnson, Bob De Lange and Joe Creed and, for 2020, our other Named Executive Officers were Andrew Bonfield, William Ainsworth, Bob De Lange and Denise Johnson.

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Vest Date fair value of awards granted and vested in current year	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2022	CEO(1)	$20,607,600	$(13,499,951)	$8,316,746	$6,837,116	$1,492,890	$1,775,291	$0	$25,529,692
	NEO Average(1)	$6,610,827	$(3,874,981)	$4,864,143	$468,465	$1,539,808	$148,280	$0	$9,756,542
2021	CEO(1)	$24,298,032	$(17,499,992)	$8,357,495	$7,294,993	$1,362,453	$1,190,562	$0	$25,003,543
	NEO Average(1)	$7,610,248	$(5,075,011)	$4,093,237	$556,254	$1,043,735	$1,546,639	$0	$9,775,102
2020	CEO(1)	$13,676,551	$(11,799,969)	$8,605,145	$8,872,914	$1,598,662	$1,781,356	$0	$22,734,659
	NEO Average(1)	$4,749,102	$(3,799,993)	$5,991,911	$789,536	$1,341,267	$(177,749)	$0	$8,894,074
(3)

Total shareholder return amounts assume an initial investment of $100 on December 31, 2019.

(4)

In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity, which is a metric included in our incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 53 for information regarding adjustments made to ROE.

Company Selected Measure Name		Return on Equity
Named Executive Officers, Footnote [Text Block]
(1)

For each covered year, D. James Umpleby III served as our Chief Executive Officer. For 2022 and 2021, our other Named Executive Officers were Andrew Bonfield, Denise Johnson, Bob De Lange and Joe Creed and, for 2020, our other Named Executive Officers were Andrew Bonfield, William Ainsworth, Bob De Lange and Denise Johnson.

PEO Total Compensation Amount		$ 20,607,600	$ 24,298,032	$ 13,676,551
PEO Actually Paid Compensation Amount	[1]	25,529,692	25,003,543	22,734,659
Adjustment To PEO Compensation, Footnote [Text Block]

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Vest Date fair value of awards granted and vested in current year	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2022	CEO(1)	$20,607,600	$(13,499,951)	$8,316,746	$6,837,116	$1,492,890	$1,775,291	$0	$25,529,692
	NEO Average(1)	$6,610,827	$(3,874,981)	$4,864,143	$468,465	$1,539,808	$148,280	$0	$9,756,542
2021	CEO(1)	$24,298,032	$(17,499,992)	$8,357,495	$7,294,993	$1,362,453	$1,190,562	$0	$25,003,543
	NEO Average(1)	$7,610,248	$(5,075,011)	$4,093,237	$556,254	$1,043,735	$1,546,639	$0	$9,775,102
2020	CEO(1)	$13,676,551	$(11,799,969)	$8,605,145	$8,872,914	$1,598,662	$1,781,356	$0	$22,734,659
	NEO Average(1)	$4,749,102	$(3,799,993)	$5,991,911	$789,536	$1,341,267	$(177,749)	$0	$8,894,074

Non-PEO NEO Average Total Compensation Amount		6,610,827	7,610,248	4,749,102
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	9,756,542	9,775,102	8,894,074
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Vest Date fair value of awards granted and vested in current year	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2022	CEO(1)	$20,607,600	$(13,499,951)	$8,316,746	$6,837,116	$1,492,890	$1,775,291	$0	$25,529,692
	NEO Average(1)	$6,610,827	$(3,874,981)	$4,864,143	$468,465	$1,539,808	$148,280	$0	$9,756,542
2021	CEO(1)	$24,298,032	$(17,499,992)	$8,357,495	$7,294,993	$1,362,453	$1,190,562	$0	$25,003,543
	NEO Average(1)	$7,610,248	$(5,075,011)	$4,093,237	$556,254	$1,043,735	$1,546,639	$0	$9,775,102
2020	CEO(1)	$13,676,551	$(11,799,969)	$8,605,145	$8,872,914	$1,598,662	$1,781,356	$0	$22,734,659
	NEO Average(1)	$4,749,102	$(3,799,993)	$5,991,911	$789,536	$1,341,267	$(177,749)	$0	$8,894,074

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

COMPANY’S MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following are the most important financial performance measures (shown in alphabetical order), as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted Profit Per Share	Enterprise Services Revenues
Enterprise Operating Profit Margin	Relative Average TSR
Enterprise Operating Profit	Return on Equity
Enterprise Operating Profit After Capital Charge (OPACC)

Total Shareholder Return Amount	[2]	174.6	147.22	126.97
Peer Group Total Shareholder Return Amount	[2]	127.15	134.52	111.06
Net Income (Loss)		$ 6,705,000,000	$ 6,489,000,000	$ 2,998,000,000
Company Selected Measure Amount	[3]	45.3	37.2	24
PEO Name					D. James Umpleby III
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Profit Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Operating Profit Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Operating Profit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Operating Profit After Capital Charge (OPACC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Services Revenues
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative Average TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
PEO [Member] | Grant Date fair value of current year grants as disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (13,499,951)	$ (17,499,992)	$ (11,799,969)
PEO [Member] | Year-End fair value of awards granted in current year and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,316,746	8,357,495	8,605,145
PEO [Member] | Vest Date fair value of awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,837,116	7,294,993	8,872,914
PEO [Member] | Change in fair value of awards granted in prior years and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,492,890	1,362,453	1,598,662
PEO [Member] | Change in fair value of awards granted in prior years and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,775,291	1,190,562	1,781,356
PEO [Member] | Prior Year-End fair value of any awards forfeited during current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Grant Date fair value of current year grants as disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,874,981)	(5,075,011)	(3,799,993)
Non-PEO NEO [Member] | Year-End fair value of awards granted in current year and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,864,143	4,093,237	5,991,911
Non-PEO NEO [Member] | Vest Date fair value of awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		468,465	556,254	789,536
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,539,808	1,043,735	1,341,267
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		148,280	1,546,639	(177,749)
Non-PEO NEO [Member] | Prior Year-End fair value of any awards forfeited during current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]
(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Vest Date fair value of awards granted and vested in current year	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2022	CEO(1)	$20,607,600	$(13,499,951)	$8,316,746	$6,837,116	$1,492,890	$1,775,291	$0	$25,529,692
	NEO Average(1)	$6,610,827	$(3,874,981)	$4,864,143	$468,465	$1,539,808	$148,280	$0	$9,756,542
2021	CEO(1)	$24,298,032	$(17,499,992)	$8,357,495	$7,294,993	$1,362,453	$1,190,562	$0	$25,003,543
	NEO Average(1)	$7,610,248	$(5,075,011)	$4,093,237	$556,254	$1,043,735	$1,546,639	$0	$9,775,102
2020	CEO(1)	$13,676,551	$(11,799,969)	$8,605,145	$8,872,914	$1,598,662	$1,781,356	$0	$22,734,659
	NEO Average(1)	$4,749,102	$(3,799,993)	$5,991,911	$789,536	$1,341,267	$(177,749)	$0	$8,894,074

[2]	(3) Total shareholder return amounts assume an initial investment of $100 on December 31, 2019.
[3]
(4)

In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity, which is a metric included in our incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 53 for information regarding adjustments made to ROE.